Related Party Transactions (Details)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Feb. 28, 2021 shares	Feb. 23, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 23, 2021 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2015 GBP (£)	May 25, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 26, 2021 USD ($)	Dec. 31, 2020 $ / shares
Related Party Transactions (Details) [Line Items]
Payments to acquire businesses, gross | £										£ 0
Share Subscriptions [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, rate													3.00%
Related party transaction, Discounting period													3 years
Alvarium Investments (Aus) Ltd [Member]
Related Party Transactions (Details) [Line Items]
Percentage divested												50.00%
Divestiture price | $ / shares																	$ 1
LJ Portugal Ltd [Member] | Subsidiary Of LJ Portugal Ltd [Member]
Related Party Transactions (Details) [Line Items]
Payments to acquire businesses, gross | £												£ 578,335
Mr A S Davies [Member] | Share Subscriptions [Member]
Related Party Transactions (Details) [Line Items]
Common stock, value, subscriptions | £													£ 99,960
Due from officers or stockholders | £										99,960		99,960
Mr C M Hamilton [Member] | Share Subscriptions [Member]
Related Party Transactions (Details) [Line Items]
Common stock, value, subscriptions | £													99,960
Due from officers or stockholders | £										99,960		99,960
Mr N Beaton [Member] | Share Subscriptions [Member]
Related Party Transactions (Details) [Line Items]
Common stock, value, subscriptions | £													£ 99,960
Due from officers or stockholders | £										£ 99,960		£ 99,960
Cartesian Growth Corp [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Price per share (in Dollars per share) | $ / shares				$ 0.003
Business combination, description								The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.		The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Working capital loan						$ 1,500,000		$ 1,500,000							$ 1,500,000
Warrant price per share (in Dollars per share) | $ / shares								$ 1			$ 1
Office space monthly rent								$ 10,000			$ 10,000
Service fee expense						30,000	$ 30,000	90,000	$ 80,000		$ 100,000
Debt discount						22,962		22,962							0
Cartesian Growth Corp [Member] | Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties						10,000		10,000
Cartesian Growth Corp [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value														$ 500,000
Cartesian Growth Corp [Member] | Working Capital Note [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties						$ 477,038		$ 477,038							$ 0
Cartesian Growth Corp [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares) | shares		75,000		7,187,500
Cartesian Growth Corp [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan expenses				$ 250,000
Borrowings amount																$ 144,890
Value of repaid																$ 144,890
Cartesian Growth Corp [Member] | Class B Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares) | shares			8,625,000		8,625,000
Founder Shares (in Shares) | shares	[1]			7,187,500
Cartesian Growth Corp [Member] | Class B Ordinary Share [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares) | shares			1,125,000		1,125,000

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.